CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

		As at December 31
	Notes	2016	2017	2017
		RMB	RMB	US$
Current assets:
Cash		20,445	39,135	6,015
Prepayments and other current assets		—	3,263	502

Total current assets		20,445	42,398	6,517

Non-current assets:
Other non-current assets		—	4,724	726
Investments in subsidiaries		2,485,272	4,491,263	690,295

Total non-current assets:		2,485,272	4,495,987	691,021

Total assets		2,505,717	4,538,385	697,538

Current liabilities:
Accrued liabilities and other payables		97,118	49,950	7,677
Non-current liabilities:
Long-term payable due to subsidiaries		74,494	96,618	14,850

Total liabilities		171,612	146,568	22,527

		As at December 31
	Notes	2016	2017	2017
		RMB	RMB	US$
Mezzanine equity:
Series A redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 30,000,000 and nil shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	14	1,510,352	—	—
Series B redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 20,000,000 and nil shares authorized as of December 31, 2016 and 2017, 10,343,535 and nil shares issued and outstanding as of December 31, 2016 and 2017, respectively)	14	521,648	—	—
Series C redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 16,173,914 and nil shares authorized as of December 31, 2016 and 2017, 12,981,287 and nil shares issued and outstanding as of December 31, 2016 and 2017, respectively)	14	652,194	—	—
Series D redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 29,896,623 and nil shares authorized as of December 31, 2016 and 2017, 28,820,219 and nil shares issued and outstanding as of December 31, 2016 and 2017, respectively)	14	1,445,547	—	—
Series E redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 42,731,874 and nil shares authorized as of December 31, 2016 and 2017, 41,177,988 and nil shares issued and outstanding as of December 31, 2016 and 2017, respectively)	14	2,040,782	—	—

		As at December 31
	Notes	2016	2017	2017
		RMB	RMB	US$
Series F redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 56,680,441 and nil shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	14	2,806,393	—	—
Series G-1 redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 15,479,382 and nil shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	14	1,280,749	—	—
Series G-2 redeemable convertible preferred shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 68,551,547 and nil shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	14	5,584,545	—	—

Total mezzanine equity		15,842,210	—	—

		As at December 31
	Notes	2016	2017	2017
		RMB	RMB	US$
Shareholders’ (deficit)/equity :
Ordinary shares (par value of US$0.01 and US$ nil per share as of December 31, 2016 and 2017; 420,486,219 shares authorized as of December 31, 2016 and 2017; 60,000,000 and nil shares issued and outstanding as of December 31, 2016 and 2017, respectively)	19	4,116	—	—
Class A ordinary shares (par value of US$ nil and US$0.01 per share as of December 31, 2016 and 2017; nil and 1,858,134,053 shares authorized as of December 31, 2016 and 2017; nil and 232,648,452 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	19	—	15,330	2,356
Class B ordinary shares (par value of US$ nil and US$0.01 per share as of December 31, 2016 and 2017; nil and 94,075,249 shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	19	—	6,178	950
Class C ordinary shares (par value of US$ nil and US$0.01 per share as of December 31, 2016 and 2017; nil and 47,790,698 shares authorized, issued and outstanding as of December 31, 2016 and 2017, respectively)	19	—	3,278	504
Additional paid in capital		—	19,240,912	2,957,274
Accumulated deficit		(13,658,321)	(14,886,214)	(2,287,969)
Accumulated other comprehensive income		146,100	12,333	1,896
BEST Inc. shareholders’ (deficit)/equity		(13,508,105)	4,391,817	675,011
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity		2,505,717	4,538,385	697,538

Schedule of Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(831)	(8,419)	(30)	(5)
Operating loss	(831)	(8,419)	(30)	(5)
Share of losses of subsidiaries and VIE	(860,033)	(1,658,038)	(1,227,847)	(188,716)
Interest expense	—	—	(30)	(4)
Interest income	2	570	14	2
Net loss	(860,862)	(1,665,887)	(1,227,893)	(188,723)
Accretion to redemption value of Redeemable Convertible Preferred Shares	(3,996,288)	(3,661,975)	—	—
Deemed dividend—Repurchase of Redeemable Convertible Preferred Shares	—	(160,891)	—	—
Deemed dividend—Modification of Redeemable Convertible Preferred Shares	—	(423,979)	—	—
Deemed dividend—Extinguishment loss of Series D Redeemable Convertible Preferred Shares	(296,677)	—	—	—

Net loss attributable to ordinary shareholders	(5,153,827)	(5,912,732)	(1,227,893)	(188,723)
Other comprehensive income (loss), net of tax of nil Foreign currency translation adjustments	26,182	73,368	(133,767)	(20,560)

Comprehensive loss	(834,680)	(1,592,519)	(1,361,660)	(209,283)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash (used in)/generate from operating activities	(831)	(8,419)	56,730	8,719
Net cash used in investing activities	(952,309)	(6,907,867)	(3,069,955)	(471,843)
Net cash generated from financing activities	953,150	6,936,720	3,031,915	465,997
Net increase in cash and cash equivalents	10	20,434	18,690	2,873

Cash and cash equivalents at beginning of the year	1	11	20,445	3,142

Cash and cash equivalents at end of the year	11	20,445	39,135	6,015